Other non-operating income (expenses), net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Other Income and Expenses [Abstract]
Change in fair value of an equity security (Note 7)	¥ (27,421)		¥ 27,722
Change in fair value of warrant liabilities	(236)		4,781
Change in fair value of derivative financial assets	0		16,189
Government grants	9,172		2,695
Foreign currency exchange losses, net	(4,494)		(34,668)
Total other non-operating income (expenses), net	¥ (22,979)	$ (3,161)	¥ 16,719